Concentrations risks	12 Months Ended
Dec. 31, 2025
Risks and Uncertainties [Abstract]
Concentrations risks

Note 18 – Concentrations risks

(a) Major customers

For the years ended December 31, 2025 and 2024, one customer accounted for 38.3% and 10% of the Company’s total revenues. For the year ended December 31, 2023, one customer accounted for 11.3% of the Company’s total revenues.

As of December 31, 2025, two customers accounted for 20.0% and 17.0% of the Company’s total balance of accounts receivable, respectively. As of December 31, 2024, two customers accounted for 19.0% and 15.0% of the Company’s total balance of accounts receivable, respectively.

(b) Major vendors

For the years ended December 31, 2025, 2024 and 2023, no vendor accounted for 10% or more of the Company’s total purchases.

As of December 31, 2025, two vendors accounted for 80.4% and 19.6% of the Company’s total balance of accounts payable. As of December 31, 2024, two vendors accounted for 79.9% and 10.7% of the Company’s total balance of accounts payable.

EUDA HEALTH HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

(c) Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash. The Singapore Deposit Insurance Corporation Limited (SDIC) insures deposits in a Deposit Insurance (DI) Scheme member bank or finance company up to approximately $57,000 (SGD 75,000) per account. As of December 31, 2025 and 2024, the Company had cash balance of $204,194 and $70,670 was maintained at DI Scheme banks in Singapore, of $0 was subject to credit risk, respectively. The United States’ Federal Deposit Insurance Corporation (FDIC) standard insurance amount is up to $250,000 per depositor per insured bank. As of December 31, 2025 and 2024, the Company had cash balance of $42,195 and $15,237 was maintained at banks in the United States, of which none was subject to credit risk. The Malaysia deposit insurance corporation (PIDM) standard insurance amount is up to approximately $53,000 (MYR 250,000) per depositor per insured bank. As of December 31, 2025 and 2024, the Company had cash balance of $98,509 and $151,506 was maintained at banks in Malaysia, of $0 and $79,219 was subject to credit risk. While management believes that these financial institutions are of high credit quality, it also continually monitors their credit worthiness.

The Company is also exposed to risk from accounts receivable and other receivables. These assets are subjected to credit evaluations. An allowance has been made for estimated unrecoverable amounts which have been determined by reference to past default experience and the current economic environment.